EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
California Intermediate Tax-Free Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek high current income that is exempt from federal income tax and California personal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 69 and page 70, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND		Class A Shares	Class C Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses		0.52%	0.27%
Total Annual Fund Operating Expenses		1.27%	1.52%
Fee Waivers and Expense Reimbursement		0.48%	0.28%
Net Expenses	[1]	0.79%	1.24%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.79% and 1.24%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.77% with respect to Class A Shares and 1.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	304	572	861	1,683
Class C Shares	226	453	802	1,789

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND Class C Shares	126	453	802	1,789

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in investment-grade municipal bonds and notes that are tax-exempt in California. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody’s; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s Adviser.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund’s investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (“AMT”) should note that the portfolio managers will invest at least 80% of the Fund’s assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund’s portfolio, the portfolio managers consider factors such as:
  The potential direction of interest rate changes.
  Their expectations for the U.S. economy in general and California’s economy in particular.
  The credit rating and stability of the issuers.
The Fund also may invest in futures and options on futures for the purpose of achieving the Fund’s objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund’s assets.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus.
PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund’s credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile.
PERFORMANCE INFORMATION
The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A Shares for 1, 5 and 10 years and the Fund’s Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/02	4.63%
Lowest Quarter	12/31/10	-2.65%
Year-to-date total return as of 9/30/2012		3.36%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	4.50%	3.93%	3.65%
Class A Shares Return After Taxes on Distributions	4.50%	3.91%	3.60%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.83%	3.79%	3.59%
Class A Shares Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.15%	6.38%	5.63%
Class C Shares	5.58%	3.93%		2.99%	Nov. 28, 2003
Class C Shares Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.15%	6.38%		5.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.